Summary of Significant Accounting Policies - Depreciation and Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Estimated useful lives of depreciable assets
Depreciation and amortization expense	$ 3.1	$ 5.6	$ 7.1
Leasehold Improvements | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	5 years
Leasehold Improvements | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	10 years
Machinery and Equipment | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	3 years
Machinery and Equipment | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	7 years
Furniture and Fixtures | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	5 years
Furniture and Fixtures | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	7 years
Capitalized Software | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	1 year
Capitalized Software | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	3 years
Equipment Under Capital Leases
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	5 years
Computer Equipment | Minimum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	2 years
Computer Equipment | Maximum
Estimated useful lives of depreciable assets
Estimated useful lives (in years)	5 years